Other Accounts Receivable (Details) - Schedule of income tax pre-payments, consist of income tax payments - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Accounts Receivable (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	S/ 44,072	S/ 48,052
Cumbra Peru S.A. [member]
Other Accounts Receivable (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	25,539	35,599
Tren Urbano de Lima S.A.[member]
Other Accounts Receivable (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	9,990
Cumbra Ingenieria S.A.[Member]
Other Accounts Receivable (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	4,331	3,532
AENZA S.A.A. [Member]
Other Accounts Receivable (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	1,129	1,348
Unna Energia S.A. [Member]
Other Accounts Receivable (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	932	1,883
Unna Transporte S.A.C. [Member]
Other Accounts Receivable (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	844	3,340
Qualys S.A. [Member]
Other Accounts Receivable (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	502	559
Carretera Andina del Sur S.A.C. [Member]
Other Accounts Receivable (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	370	141
Viva Negocio Inmobiliario S.A. [Member]
Other Accounts Receivable (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	47	1,351
Other [Member]
Other Accounts Receivable (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	S/ 388	S/ 299